Discontinued Operations - (Details 1) - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
REVENUES	[1]	$ 2,265,425	$ 2,579,749
COST OF REVENUES		1,406,787	1,660,645
GROSS PROFIT		858,638	919,104
Selling		545,824	2,434,129
General and administrative		909,818	2,901,160
Research and development		695,294	2,392,063
Long-live assets impairment		2,621,079
Total operating expenses		4,772,015	7,727,352
LOSS FROM OPERATIONS		(3,913,377)	(6,808,248)
Interest income		1,282	1,993
Interest expense		(22,808)	(107,293)
Other (expense) income, net		(166,516)	(56,899)
Total other income (expense), net		(188,042)	(162,199)
LOSS BEFORE INCOME TAXES		(4,101,419)	(6,970,447)
PROVISION FOR (BENEFIT OF) INCOME TAXES			(38,125)
NET LOSS FROM DISCONTINUED OPERATIONS		$ (4,101,419)	$ (6,932,322)

[1]	All of revenues were derived from discontinued operations for the six months ended June 30, 2023 and 2022.